Earnings per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings per Share
21.	Earnings per Share

The following table sets forth the computation of basic and diluted income attributable to common shareholders of Sinovac per share (in thousands, except for number of shares and per share data):

	For the year ended December 31
	2021	2020	2019
Numerator
Net income	$14,458,911	$185,179	$65,215
Less: Income attributable to non-controlling interests	5,991,431	74,810	20,286
Income attributable to shareholders of Sinovac	8,467,480	110,369	44,929
Less: Preferred stock dividends	5,982	6,015	5,128
Net income attributable to shareholders of Sinovac	8,461,498	104,354	39,801
Net income attributable to shareholders of Sinovac for computing diluted net income per share	8,467,480	110,369	44,929
Denominator
Basic weighted average number of common shares outstanding	99,311,551	98,897,345	94,876,946
Dilutive effect of stock options and preferred shares	14,694,432	14,765,017	14,815,013
Diluted weighted average number of common shares outstanding	114,005,983	113,662,362	109,691,959
Earnings per share
Basic net income per share	85.20	1.06	0.42
Diluted net income per share	74.27	0.97	0.41

As the Company announced on February 22, 2019, the Company’s Board of Directors determined that certain shareholders became Acquiring Persons, and a Trigger Event occurred under the Rights Agreement. As a result, 27,777,341 new common and 14,630,813 preferred shares of the Company were issued into a trust for the benefit of the holders of the valid and outstanding Rights. Releasing these shares from the trust is contingent on an outcome from the Company's legal proceeding in Antigua (Note 17). Without the effect of the implementation of the Rights Agreement and the newly issued common and preferred shares, basic weighted average number of common shares outstanding and diluted weighted average number of common shares outstanding would be 71,534,210 and 86,228,642, respectively. And the basic and diluted earnings per share for 2021 would be $118.37 and $ 98.20, respectively.